Regulatory Matters and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements

The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2014 and 2013, are also presented in the table:

			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2014
Total capital to risk weighted assets:
Consolidated	$214,779	15.0%	$114,549	8.0%	$143,186	10.0%
Wilson Bank	213,447	14.9	114,602	8.0	143,253	10.0
Tier 1 capital to risk weighted assets:
Consolidated	196,765	13.7	57,450	4.0	86,174	6.0
Wilson Bank	195,433	13.6	57,480	4.0	86,220	6.0
Tier 1 capital to average assets:
Consolidated	196,765	10.6	74,251	4.0	N/A	N/A
Wilson Bank	195,433	10.5	74,451	4.0	93,063	5.0

			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2013
Total capital to risk weighted assets:
Consolidated	$193,746	14.7%	$105,656	8.0%	$132,070	10.0%
Wilson Bank	190,911	14.5	105,622	8.0	132,027	10.0
Tier 1 capital to risk weighted assets:
Consolidated	177,161	13.4	52,805	4.0	79,208	6.0
Wilson Bank	174,326	13.2	52,826	4.0	79,239	6.0
Tier 1 capital to average assets:
Consolidated	177,161	10.3	69,001	4.0	N/A	N/A
Wilson Bank	174,326	10.1	69,040	4.0	86,300	5.0

Basel III Requirements [Member]
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements

The Basel III minimum requirements after giving effect to the buffer are as follows:

	2016	2017	2018	2019
Common Equity Tier I Ratio	5.125%	5.75%	6.375%	7.0%
Tier I Capital to Risk Weighted Assets Ratio	6.625%	7.25%	7.875%	8.5%
Total Capital to Risk Weighted Assets Ratio	8.625%	9.25%	9.875%	10.5%

Common Equity Tier I Ratio [Member]
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements

A summary of the changes to the Regulatory Capital Ratios are as follows:

	Guideline in Effect
	At December 31, 2014		Basel III Requirements
	Minimum	Well Capitalized	Minimum	Well Capitalized
Common Equity Tier I Ratio (Common Equity to Risk Weighted Assets)	No Applicable	Not Applicable	4.5%	6.5%
Tier I Capital to Risk Weighted Assets	4%	6%	6%	8%
Total Capital to Risk Weighted Assets	8%	10%	8%	10%
Tier I Leverage Ratio	4%	5%	4%	5%